Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14: Commitments and Contingencies

As of March 31, 2017, we had an outstanding guarantee of $5 million, with a remaining term of six years, for debt of a third party. We have one letter of credit for $5 million that has been pledged as collateral for the guarantee. Although we believe it is unlikely that material payments will be required under the guarantee or letter of credit, there can be no assurance that this will be the case.

We have also provided performance guarantees to certain owners of hotels that we operate under management contracts. Most of these guarantees allow us to terminate the contract, rather than fund shortfalls, if specified performance levels are not achieved. However, in limited cases, we are obligated to fund performance shortfalls. As of March 31, 2017, we had seven contracts containing performance guarantees, with expirations ranging from 2019 to 2030, and possible cash outlays totaling approximately $70 million. Our obligations under these guarantees in future periods are dependent on the operating performance levels of these hotels over the remaining terms of the performance guarantees. We do not have any letters of credit pledged as collateral against these guarantees. As of March 31, 2017 and December 31, 2016, we recorded approximately $12 million and $11 million, respectively, in accounts payable, accrued expenses and other and approximately $15 million and $17 million, respectively, in other liabilities in our condensed consolidated balance sheets for two outstanding performance guarantees that are related to VIEs for which we are not the primary beneficiary.

We have entered into an agreement with an affiliate of the owner of a hotel whereby we have agreed to provide a $60 million junior mezzanine loan to finance the construction of a new hotel that we will manage. The junior mezzanine loan is subordinated to a senior mortgage loan and senior mezzanine loan provided by third parties unaffiliated with us and will be funded on a pro rata basis with these loans as the construction costs are incurred. During each of the three months ended March 31, 2017 and 2016, we funded $8 million of this commitment, and we currently expect to fund our remaining commitment of $1 million in 2017.

We are involved in litigation arising in the normal course of business, some of which includes claims for substantial sums. While the ultimate results of claims and litigation cannot be predicted with certainty, we expect that the ultimate resolution of all pending or threatened claims and litigation as of March 31, 2017 will not have a material effect on our consolidated results of operations, financial position or cash flows.

Note 21: Commitments and Contingencies

As of December 31, 2016, we had an outstanding guarantee of $5 million, with a remaining term of seven years, for debt of a third party and had one letter of credit for $25 million that was pledged as collateral for the guarantee, which was reduced to $5 million subsequent to December 31, 2016. Although we believe it is unlikely that material payments will be required under the guarantee or letter of credit, there can be no assurance that this will be the case.

We have also provided performance guarantees to certain owners of hotels that we operate under management contracts. Most of these guarantees allow us to terminate the contract, rather than fund shortfalls, if specified performance levels are not achieved. However, in limited cases, we are obligated to fund performance shortfalls. As of December 31, 2016, we had seven contracts containing performance guarantees, with expirations ranging from 2019 to 2030, and possible cash outlays totaling approximately $69 million. Our obligations under these guarantees in future periods are dependent on the operating performance levels of these hotels over the remaining terms of the performance guarantees. We do not have any letters of credit pledged as collateral against these guarantees. As of December 31, 2016 and 2015, we recorded approximately $11 million and $8 million, respectively, in accounts payable, accrued expenses and other and approximately $17 million and $25 million, respectively, in other liabilities in our consolidated balance sheets for an outstanding performance guarantee that is related to a VIE for which we are not the primary beneficiary.

We have entered into an agreement with an affiliate of the owner of a hotel whereby we have agreed to provide a $60 million junior mezzanine loan to finance the construction of a new hotel that we will manage. The junior mezzanine loan is subordinated to a senior mortgage loan and senior mezzanine loan provided by third parties unaffiliated with us and will be funded on a pro rata basis with these loans as the construction costs are incurred. During the years ended December 31, 2016 and 2015, we funded $34 million and $17 million, respectively, of this commitment, and we expect to fund our remaining commitment of $9 million in 2017.

We are involved in litigation arising in the normal course of business, some of which includes claims for substantial sums. While the ultimate results of claims and litigation cannot be predicted with certainty, we expect that the ultimate resolution of all pending or threatened claims and litigation as of December 31, 2016 will not have a material effect on our consolidated results of operations, financial position or cash flows.